Earnings Per Share - Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
(Loss) / Profit for the year, attributable to equity holders of the Company	£ (15,063)	£ 9,098
Weighted average number of shares outstanding (in shares)	52,957,541	59,269,752
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	0	202,498
Weighted average number of shares outstanding (diluted) (in shares)	52,957,541	59,472,250
Earnings per share - diluted (in gbp per share)	£ (0.28)	£ 0.15